UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund:	BIF Multi-State Municipal Series Trust
BIF Arizona Municipal Money Fund
BIF California Municipal Money Fund
BIF Connecticut Municipal Money Fund
BIF Florida Municipal Money Fund
BIF Massachusetts Municipal Money Fund
BIF Michigan Municipal Money Fund
BIF New Jersey Municipal Money Fund
BIF New York Municipal Money Fund
BIF North Carolina Municipal Money Fund
BIF Ohio Municipal Money Fund
BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	BIF Arizona Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value
Arizona — 88.8%
Ak-Chin Indian Community, RB, VRDN (Bank of America NA LOC), 0.11%, 1/06/12	$1,400	$1,400,000
Apache County IDA Arizona, RB, FLOATS, VRDN, Tucson Electric Power, Series 83A (US Bank Trust NA LOC), 0.06%, 1/06/12 (b)	1,800	1,800,000
Arizona Health Facilities Authority, Refunding RB, VRDN, Banner Health, Series C (ScotiaBank LOC), 0.07%, 1/06/12	525	525,000
Arizona State University, Refunding RB, VRDN (Lloyds TSB Bank Plc LOC):
Series A, 0.06%, 1/06/12	2,000	2,000,000
Series B, 0.07%, 1/06/12	900	900,000
Casa Grande IDA Arizona, RB, VRDN, Price Companies Inc. Project, Series A, AMT (Bank of America NA LOC), 0.44%, 1/06/12	510	510,000
Chandler IDA, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-150, AMT (Deutsche Bank AG Guaranty Agreement), 0.28%, 1/06/12 (c)	2,000	2,000,000
City of Phoenix Arizona, BB&T Municipal Trust, GO, FLOATS, VRDN, Series 2012 (Branch Bank & Trust Liquidity Facility), 0.09%, 1/06/12 (b)(c)	750	750,000
City of Tempe Arizona, RB, VRDN (Royal Bank of Canada SBPA), 0.10%, 1/06/12	880	880,000
Maricopa County IDA, Refunding RB, VRDN, AMT (Fannie Mae Credit Support, Fannie Mae Liquidity Facility):
Las Gardenias Apartments, Series A, 0.12%, 1/06/12	540	540,000
Villas Solanas Apartments, Series A, 0.12%, 1/06/12	400	400,000
Phoenix IDA, Refunding RB, VRDN, Del Mar Terrace, Series A (Freddie Mac Insurance, Freddie Mac Liquidity Facility), 0.11%, 1/06/12	500	500,000
Phoenix IDA Arizona, RB, VRDN, AMT:
CenterTree, Series A (East West Bank LOC, Federal Home Loan Bank LOC), 0.13%, 1/06/12	2,400	2,400,000
Leggett & Platt Inc. Project (Wells Fargo Bank NA LOC), 0.29%, 1/06/12	5,170	5,170,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0141, Class A (Citibank NA Liquidity Facility), 0.10%, 1/06/12 (b)(c)	2,500	2,500,000

Municipal Bonds (a)	Par (000)	Value
Arizona (concluded)
Tempe IDA, RB, VRDN, ASUF Brickyard Project, Series A (Bank of America NA LOC), 0.23%, 1/06/12	$470	$470,000
Tucson IDA, RB, VRDN, (JPMorgan Chase Bank LOC), Fluoresco Old Nogales Project, AMT, 0.35%, 1/06/12	1,795	1,795,000
		24,540,000
Puerto Rico — 3.3%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Public Improvement, Series A-2 (AGM), (JPMorgan Chase Bank SBPA), 0.07%, 1/06/12	900	900,000
Total Investments (Cost - $25,440,000*) – 92.1%		25,440,000
Other Assets Less Liabilities – 7.9%		2,196,691
Net Assets – 100.0%		$27,636,691

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	1

Schedule of Investments (concluded)	BIF Arizona Municipal Money Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$25,440,000	—	$25,440,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	2

Schedule of Investments December 31, 2011 (Unaudited)	BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 95.9%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN, Acacia Creek at Union Project, Series A (Masonic Homes of California Guaranty Agreement, Bank of America NA SBPA), 0.10%, 1/03/12 (a)	$17,125	$17,125,000
California Alternative Energy Source Financing Authority, RB, VRDN, GE Capital Corp., Arroyo, Series B, AMT, 0.10%, 1/06/12 (a)	21,180	21,180,000
California Health Facilities Financing Authority, RB, VRDN (a):
Hospital, Adventist Health System, Series A (Wells Fargo Bank NA LOC), 0.02%, 1/03/12	4,730	4,730,000
Hospital, Adventist Health System, Series B (Wells Fargo Bank NA LOC), 0.02%, 1/03/12	12,100	12,100,000
Northern California Presbyterian Homes (Union Bank NA LOC), 0.07%, 1/06/12	7,975	7,975,000
Scripps Health, Series E (Bank of America NA LOC), 0.10%, 1/06/12	5,165	5,165,000
California HFA, RB, VRDN, Home Mortgage Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.09%, 1/06/12 (a)	7,305	7,305,000
California HFA, Refunding RB, VRDN, Home Mortgage Series D, AMT (Fannie Mae Liquidity Facility, Freddie Mac Liquidity Facility), 0.07%, 1/06/12 (a)	29,900	29,900,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Pacific Gas and Electric, Series D (Mizuho Bank LOC), 0.02%, 1/03/12 (a)	25,485	25,485,000
California Municipal Finance Authority, RB, VRDN, Chevron USA Recovery Zone (Chevron Corp. Guaranty Agreement), 0.02%, 1/03/12 (a)	16,850	16,850,000
California Pollution Control Financing Authority, RB, VRDN, AMT (a):
Burrtec Waste Group, Series A (US Bank NA LOC), 0.14%, 1/06/12	8,380	8,380,000
EDCO Disposal Corp. Project, Series A (Wells Fargo Bank NA LOC), 0.14%, 1/06/12	6,480	6,480,000
South Tahoe Refuse Project, Series A (Union Bank of California LOC), 0.17%, 1/06/12	4,605	4,605,000
California School Cash Reserve Program Authority, RB:
Senior Series A, 2.00%, 3/01/12	7,500	7,520,525

Municipal Bonds	Par (000)	Value
California (continued)
California School Cash Reserve Program Authority, RB (concluded):
Senior Series B, 2.00%, 6/01/12	$11,900	$11,975,649
Series H, 2.00%, 2/01/12	5,140	5,146,414
Series O, 2.50%, 1/31/12	2,800	2,804,130
Series P, 2.50%, 1/31/12	5,000	5,006,937
California State Department of Veterans Affairs, RB, VRDN, ROCS, Series II-R-11444, AMT (Citigroup Global Markets, Inc.) (Citibank NA Liquidity Facility), 0.15%, 1/06/12 (a)(b)(c)	8,605	8,605,000
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.18%, 1/06/12 (a)	5,540	5,540,000
California State Health Facilities Financing Authority, RB, FLOATS, Series E-21 (Royal Bank of Canada LOC), 0.14%, 1/05/12 (a)(b)(c)	27,400	27,400,000
California Statewide Communities Development Authority, COP, VRDN, Covenant Retirement Communities, Inc. (Bank of America NA LOC), 0.06%, 1/06/12 (a)	7,600	7,600,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae Liquidity Facility) (a):
2nd Street Senior Apartments, Series TT, 0.11%, 1/06/12	2,255	2,255,000
Greentree Senior Apartments Project, Series P, 0.11%, 1/06/12	7,350	7,350,000
Oakmont of Alameda, Series WW, 0.10%, 1/06/12	12,680	12,680,000
California Statewide Communities Development Authority, RB:
TRAN, Series A-3, 2.00%, 6/29/12	2,500	2,520,813
VRDN Adventist Health System, Series A (Wells Fargo Bank NA SBPA), 0.04%, 1/06/12 (a)	16,700	16,700,000
VRDN, Series J, (Kaiser Permanente Guaranty Agreement) 0.07%, 1/06/12 (a)	43,885	43,885,000
VRDN, Westgate Pasadena Apartments, Series G AMT (Bank of America NA LOC), 0.14%, 1/06/12 (a)	11,295	11,295,000
California Statewide Communities Development Authority, Refunding RB, VRDN (a):
Los Angeles County Museum of Art Project (Union Bank NA LOC), 0.04%, 1/06/12	21,000	21,000,000
PUTTERS, Series 2680 (JPMorgan Chase Bank LOC), 0.18%, 1/06/12 (b)(c)	16,700	16,700,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	1

Schedule of Investments (continued)	BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities, Series B (Lloyds TSB Bank Plc LOC), 0.07%, 1/06/12 (a)	$7,180	$7,180,000
City of Anaheim, Deutsche Bank SPEARS/LIFERS Trust, Tax Allocation Bonds, VRDN, Series DB-470 (Deutsche Bank AG Liquidity Facility, Deutsche Bank AG Guaranty Agreement) (Goldman Sachs & Co.), 0.26%, 1/06/12 (a)(b)(c)	12,200	12,200,000
City of Carlsbad California, RB, VRDN, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.13%, 1/06/12 (a)	13,715	13,715,000
City of Loma Linda California, Refunding HRB, VRDN, Loma Linda Springs, AMT (Fannie Mae Credit Support) (Fannie Mae Liquidity Facility), 0.09%, 1/06/12 (a)	19,430	19,430,000
City of Richmond California, GO, TRAN, 2.00%, 10/31/12	4,350	4,402,584
City of San Jose California, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, AMT (Deutsche Bank AG SBPA) (a)(b)(c):
Series DB-480, 0.26%, 1/06/12	9,880	9,880,000
Series DB-484, 0.26%, 1/06/12	20,835	20,835,000
Series DBE-544, 0.26%, 1/06/12	8,835	8,835,000
City of San Jose California, RB, VRDN, Carlton, Series A, AMT (Fannie Mae Credit Support, Fannie Mae Liquidity Facility), 0.09%, 1/06/12 (a)	12,000	12,000,000
City of San Jose California, Refunding RB, VRDN, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Credit Support) (Fannie Mae Liquidity Facility), 0.17%, 1/06/12 (a)	2,000	2,000,000
City of Santa Clara California, RB, VRDN, Electric, Sub-Series B (Bank of America NA LOC), 0.10%, 1/06/12 (a)	8,625	8,625,000
City of Santa Rosa California, RB, VRDN, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.11%, 1/06/12 (a)	2,040	2,040,000
Coast Community College District, VRDN, Floater, Series 33TP (FSA Credit Support) (Wells Fargo Bank NA Liquidity Facility), 0.09%, 1/06/12 (a)(b)(c)	5,000	5,000,000
County of Contra Costa California, RB, VRDN, Pleasant Hill Bart Transit, Series A, AMT (Bank of America NA LOC), 0.12%, 1/06/12 (a)	17,200	17,200,000
County of Los Angeles California, GO, TRAN, Series C, 2.50%, 6/29/12	8,000	8,083,200
County of Riverside, GO, TRAN, Series B, 2.00%, 6/29/12	12,000	12,099,900

Municipal Bonds	Par (000)	Value
California (continued)
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-646, AMT (Deutsche Bank AG SBPA), 0.18%, 1/06/12 (a)(b)(c)	$33,200	$33,200,000
East Bay Municipal Utility District, Refunding RB (a):
Series A-1, 0.10%, 12/03/12	9,000	9,000,000
VRDN, Series B-3 (JP Morgan Chase Bank SBPA), 0.06%, 1/03/12	10,450	10,450,000
East Bay Water Utility District, TECP:
0.18%, 1/06/12	16,000	16,000,000
0.25%, 1/06/12	16,200	16,200,000
0.28%, 1/11/12	22,300	22,300,000
0.20%, 2/03/12	20,100	20,100,000
0.21%, 2/08/12	18,500	18,500,000
0.15%, 2/14/12	26,600	26,600,000
0.18%, 2/15/12	4,500	4,500,000
0.15%, 2/21/12	6,300	6,300,000
Golden State Tobacco Securitization Corp. California, Refunding RB, FLOATS, VRDN, Series 2040 (Morgan Stanley Municipal Funding Guarantee Agreement and Liquidity Facility), 0.21%, 1/06/12 (a)(b)(c)	10,000	10,000,000
Hollister Elementary School District, RB, TRAN, 2.00%, 9/28/12	3,900	3,938,989
Irvine Ranch Water District, RB, Mandatory Put Bonds (a):
Series A-1, GO, 0.14%, 1/05/12	4,580	4,580,000
Series A-2, GO, 0.14%, 1/05/12	6,055	6,055,000
Los Angeles California Unified School District, GO, FLOATS, VRDN, Series 4428 (FGIC) (Wells Fargo Bank NA Liquidity Facility), 0.10%, 1/06/12 (a)(b)(c)	6,000	6,000,000
Los Angeles County Schools California, COP, TRAN, Pooled Participation Certificates, Series F-4, 2.00%, 2/01/12	9,325	9,334,392
Los Angeles Department of Water & Power, RB, VRDN (a):
ROCS, Series RR II R-12322 (Citibank NA Liquidity Facility), (AGM), 0.07%, 1/03/12 (c)	18,000	18,000,000
Sub-Series B-3 (Barclays Bank Plc SBPA), 0.03%, 1/06/12	18,600	18,600,000
Sub-Series B-7 (Royal Bank of Canada SBPA), 0.10%, 1/06/12	13,900	13,900,000
Metropolitan Water District of Southern California, RB, VRDN, Series B-3 (Wells Fargo Bank NA SBPA), 0.03%, 1/03/12 (a)	5,850	5,850,000
Orange County Sanitation District, COP, FLOATS, VRDN, Series 2928 (Morgan Stanley Bank Liquidity Facility), 0.16%, 1/06/12 (a)(b)	5,885	5,885,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	2

Schedule of Investments (continued)	BIF California Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Otay Water District, COP, VRDN, Capital Projects (Union Bank of California LOC), 0.06%, 1/06/12 (a)	$2,190	$2,190,000
Redwood City School District, GO, TRAN, 1.50%, 8/31/12	6,250	6,285,384
Riverside County IDA California, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.24%, 1/06/12 (a)	3,300	3,300,000
Sacramento Housing Authority, HRB, VRDN, Greenfair Apartments, Series G, AMT (Citibank NA LOC), 0.10%, 1/06/12 (a)	10,400	10,400,000
San Bernardino County Housing Authority, M/F, RB, VRDN, Raintree Apartments, Series A (Federal Home Loan Bank LOC), 0.09%, 1/06/12 (a)	10,500	10,500,000
San Diego Housing Authority California, RB, VRDN, Studio 15, Series B, AMT (Citibank NA LOC), 0.11%, 1/06/12 (a)	1,245	1,245,000
San Francisco City & County Airports Commission, Refunding RB, VRDN, Second Series C-37 (Union Bank of California NA LOC), 0.08%, 1/06/12 (a)	5,900	5,900,000
San Francisco City & County Redevelopment Agency, Refunding HRB, VRDN, Fillmore Center, Series B-2, AMT (Freddie Mac Credit Support) (Freddie Mac Liquidity Facility), 0.10%, 1/06/12 (a)	6,750	6,750,000
San Francisco County Transportation Authority, TECP (Landesbank Baden-Wurttemberg Liquidity Facility):
Series A, 0.33%, 2/08/12	7,900	7,900,000
Series B, 0.30%, 1/26/12	23,500	23,500,000
Series B, 0.40%, 2/07/12	16,200	16,200,000
San Jose Redevelopment Agency, RB, VRDN, Merged Area Redevelopment Project, Series A (JPMorgan Chase Bank LOC), 0.07%, 1/06/12 (a)	19,556	19,556,000
Santa Barbara County Schools Financing Authority, RB, TRAN, 2.00%, 6/29/12	15,000	15,124,125
Sequoia Union High School District, GO, FLOATS, VRDN, Series 2160 (Wells Fargo Bank NA SBPA), (AGM), 0.18%, 1/06/12 (a)(b)	5,360	5,360,000
South Coast Local Education Agencies, RB, TRAN, GO, Series B, 2.00%, 5/15/12	10,000	10,059,805

Municipal Bonds	Par (000)	Value
California (concluded)
South San Francisco Unified School District, GO, BAN Measure J, Series A, 2.00%, 6/01/12	$1,000	$1,006,490
Southern California Public Power Authority, Refunding RB, VRDN, Palo Verde, Sub-Series B (Citibank NA LOC), 0.08%, 1/06/12 (a)	8,000	8,000,000
State of California, GO, VRDN (a):
FLOATS, Series B-3 (JPMorgan Chase & Co. LOC, California Public Employees’ Retirement System LOC), 0.10%, 1/06/12 (b)	23,600	23,600,000
ROCS, Series II-R-622PB (PB Capital Corp. Liquidity Facility), (BHAC), 0.30%, 1/06/12 (c)	2,415	2,415,000
Series 2178 (Wells Fargo Bank NA SBPA), 0.21%, 1/06/12 (b)(c)	21,509	21,508,500
Series 2661 (Wells Fargo Bank NA SBPA), 0.21%, 1/06/12 (b)(c)	31,855	31,855,000
Series 2813 (Morgan Stanley Bank Liquidity Facility), 0.21%, 1/06/12 (b)(c)	5,200	5,200,000
Series C-1 (Bank of America NA LOC), 0.10%, 1/06/12 (b)	5,100	5,100,000
Series C-3 (Bank of America NA LOC), 0.04%, 1/03/12	9,200	9,200,000
State of California, RAN, Series A-2, 2.00%, 6/26/12	25,000	25,195,419
Tulare County, GO, TRAN, 1.25%, 9/07/12	27,100	27,259,721
Tustin Unified School District, Special Tax Bonds, VRDN, Community Facilities District No. 07-1 (Bank of America NA LOC), 0.09%, 1/03/12 (a)	2,700	2,700,000
Total Investments (Cost - $1,139,393,977*) – 95.9%		1,139,393,977
Other Assets Less Liabilities – 4.1%		49,233,844
Net Assets – 100.0%		$1,188,627,821

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	3

Schedule of Investments (concluded)	BIF California Municipal Money Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Co.
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$1,139,393,977	—	$1,139,393,977

[1]	See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	4

Schedule of Investments December 31, 2011 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 89.6%
Connecticut Housing Finance Authority, RB, VRDN:
CIL Realty Inc. (HSBC Bank USA NA LOC), 0.07%, 1/06/12 (a)	$1,505	$1,505,000
Series G, 0.33%, 11/15/41	4,000	4,000,000
Sub-Series A-1, 0.07%, 1/03/12 (a)	4,800	4,800,000
Sub-Series A-1, 0.30%, 11/15/32	5,000	5,000,000
Sub-Series F-1 (JPMorgan Chase Bank SBPA), 0.07%, 1/03/12 (a)	11,100	11,100,000
Connecticut Housing Finance Authority, RB, VRDN, AMT, MSG Mortgage Financial, Series D (Federal Home Loan Bank of Boston SBPA), 0.14%, 1/06/12 (a)	6,727	6,727,000
Connecticut Housing Finance Authority, Housing Mortgage Finance Program, RB, VRDN (a):
Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.07%, 1/03/12	4,000	4,000,000
Sub-Series E-3 (Bank of Tokyo- Mitsubishi SBPA), 0.09%, 1/06/12	15,000	15,000,000
Sub-Series F-2 (Federal Home Loan Bank of Boston SBPA), 0.05%, 1/06/12	5,650	5,650,000
Connecticut State Development Authority, RB, VRDN, AMT (a):
Cheshire (Bank of New York LOC), 0.55%, 1/06/12	1,135	1,135,000
Solid Waste Project, Rand/Whitney (Bank of Montreal LOC), 0.10%, 1/06/12	9,000	9,000,000
Connecticut State Health & Educational Facility Authority, Austin Trust, RB, Certificates, Bank of America, VRDN, Yale University, Series 2008-1080, 0.16%, 1/06/12 (a)(b)(c)	2,636	2,636,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Avon Old Farms School, Series A (Fleet National Bank LOC), 0.15%, 1/06/12	3,090	3,090,000
Greater Hartford YMCA, Series B (Bank of America NA LOC), 0.12%, 1/03/12	1,500	1,500,000
Greenwich Adult Day Care, Series A (JP Morgan Chase & Co. LOC), 0.13%, 1/06/12	3,175	3,175,000
Hotchkiss School, Series A (Northern Trust Co. SBPA), 0.04%, 1/06/12	9,000	9,000,000

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, RB, VRDN (a) (concluded):
Masonicare, Series D (Wells Fargo Bank NA LOC), 0.05%, 1/03/12	$8,370	$8,370,000
Yale University, Series V-1, 0.02%, 1/03/12	8,520	8,520,000
Yale University, Series V-2, 0.02%, 1/03/12	16,600	16,600,000
Yale University, Series Y-2, 0.02%, 1/03/12	3,600	3,600,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a):
Connecticut State University, FLOATS, Series 1884 (AGM Insurance, Wells Fargo Bank NA SBPA), 0.09%, 1/06/12 (b)(c)	8,720	8,720,000
Yale-New Haven Hospital, Series K2 (JP Morgan Chase Bank NA LOC), 0.06%, 1/06/12	2,300	2,300,000
Yale-New Haven Hospital, Series L2 (Bank of America NA LOC), 0.10%, 1/06/12	5,100	5,100,000
Regional School District No. 18, GO, BAN, 1.50%, 1/10/12	3,500	3,501,102
State of Connecticut, GO, Refunding, FLOATS, VRDN, Series 514 (Morgan Stanley Bank SBPA), 0.16%, 1/06/12 (a)(b)(c)	8,500	8,500,000
Town of Easton Connecticut, GO, BAN, 1.00%, 7/06/12	6,124	6,145,431
Town of Lebanon Connecticut, GO, BAN, 1.00%, 10/03/12	5,100	5,121,947
		163,796,480
Puerto Rico — 3.6%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement (a):
Series A-2 (JPMorgan Chase Bank SBPA), (AGM), 0.07%, 1/06/12	1,500	1,500,000
Sub-Series 2003 C-5-2 (Barclays Bank Plc LOC), 0.05%, 1/06/12	5,000	5,000,000
		6,500,000

Total Investments (Cost - $170,296,480*) – 93.2%		170,296,480
Other Assets Less Liabilities – 6.8%		12,405,224
Net Assets – 100.0%		$182,701,704

*	Cost for federal income tax purposes.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	1

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Municipal Bonds: [1]	—	$170,296,480	—	$170,296,480

[1]	See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	2

Schedule of Investments December 31, 2011 (Unaudited)	BIF Florida Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value
Florida — 99.9%
Brevard County Health Facilities Authority, Refunding RB, VRDN, Retirement Housing Foundation (US Bank NA LOC), 0.06%, 1/06/12	$3,400	$3,400,000
Brevard County Housing Finance Authority, RB, VRDN, AMT:
Timber Trace Apartments Project (Citibank NA LOC), 0.17%, 1/06/12	2,155	2,155,000
Wickham Club Apartments, Series A (Fannie Mae Liquidity Facility), 0.12%, 1/06/12	4,295	4,295,000
Broward County Housing Finance Authority, RB, VRDN, Sailboat Bend Artist Lofts, AMT (Citibank NA LOC), 0.14%, 1/06/12	750	750,000
City of Wauchula, Refunding RB, VRDN, Hardee County Center Project (JPMorgan Chase Bank LOC), 0.10%, 1/06/12	1,925	1,925,000
Collier County Educational Facilities Authority, RB, VRDN, Limited Obligation, Ave Maria University (Comerica Bank LOC), 0.10%, 1/03/12	1,955	1,955,000
Collier County IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.29%, 1/06/12	1,910	1,910,000
Collier County IDA, Refunding RB, VRDN, Allete Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.14%, 1/06/12	2,000	2,000,000
County of Lake Florida, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-492 (Deutsche Bank AG Liquidity Facility), 0.26%, 1/06/12 (b)	1,982	1,982,000
County of Palm Beach Florida, RB, VRDN, FlightSafety Project, AMT, 0.09%, 1/06/12	10,295	10,295,000
Florida Housing Finance Corp., RB, VRDN, Cutler Riverside Apartments, AMT (Freddie Mac Guaranty Liquidity Facility), 0.11%, 1/06/12	2,500	2,500,000
Florida Municipal Power Agency, Refunding RB, VRDN, All Requirements Supply, Series C (Bank of America NA LOC), 0.09%, 1/03/12	2,900	2,900,000
Hillsborough County Housing Finance Authority, HRB, VRDN, Claymore Crossings Apartments, AMT (Citibank NA LOC), 0.12%, 1/06/12	1,900	1,900,000
Jacksonville Housing Finance Authority, HRB, VRDN, AMT:
Christine Cove Apartments (Federal Home Loan Bank LOC), 0.12%, 1/06/12	1,460	1,460,000

Municipal Bonds (a)	Par (000)	Value
Florida (concluded)
Jacksonville Housing Finance Authority, HRB, VRDN, AMT (concluded):
Hartwood Apartments (Freddie Mac Guaranty Liquidity Facility), 0.13%, 1/06/12	$3,200	$3,200,000
Jacksonville Port Authority, RB, VRDN, Mitsui OSK Lines Ltd., AMT (Sumitomo Mitsui Banking LOC), 0.11%, 1/06/12	2,815	2,815,000
Miami-Dade County, RB, VRDN, Florida Professional Sports Franchise Facilities, Series 2009E (Wells Fargo Bank NA LOC), 0.09%, 1/06/12	1,200	1,200,000
Miami-Dade County IDA, RB, VRDN, RAM Investments of South Florida, Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.24%, 1/06/12	2,320	2,320,000
Miami-Dade County IDA, Refunding RB, VRDN, Florida Power & Light Company Project, 0.10%, 1/03/12	1,000	1,000,000
Miami-Dade County School Board, COP, FLOATS, VRDN, Series 2982, (AGC), (Morgan Stanley Bank Liquidity Facility), 0.21%, 1/06/12 (b)(c)	1,200	1,200,000
Pinellas County Health Facilities Authority, RB, VRDN, Health System, BayCare Health, Series A-2 (Northern Trust Co. LOC), 0.08%, 1/06/12	4,000	4,000,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series B (JPMorgan Chase Bank LOC), 0.06%, 1/03/12	1,800	1,800,000
Total Investments (Cost - $56,962,000*) – 99.9%		56,962,000
Other Assets Less Liabilities – 0.1%		82,116
Net Assets – 100.0%		$57,044,116

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	1

Schedule of Investments (concluded)	BIF Florida Municipal Money Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FLOATS	Floating Rate Securities
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
RB	Revenue Bonds
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$56,962,000	—	$56,962,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	2

Schedule of Investments December 31, 2011 (Unaudited)	BIF Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 99.2%
City of Haverhill Massachusetts, GO, BAN, 1.00%, 12/03/12	$7,000	$7,019,787
City of Quincy Massachusetts, GO, BAN, 1.60%, 1/27/12	3,369	3,371,568
Commonwealth of Massachusetts, BB&T Municipal Trust, GO, Refunding, FLOATS, VRDN, Series 2005 (Branch Banking & Trust SBPA), 0.09%, 1/06/12 (a)(b)(c)	1,650	1,650,000
Massachusetts Bay Transportation Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.13%, 1/06/12 (a)(b)(c)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, Senior Series A, 0.19%, 7/30/12 (a)	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, VRDN, Avalon Acton Apartments, AMT (Fannie Mae SBPA), 0.12%, 1/06/12 (a)	7,000	7,000,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Briarwood Retirement (Manufacturers & Traders LOC), 0.06%, 1/06/12	4,180	4,180,000
Concord Foods Issue, AMT (Fleet National Bank LOC), 0.55%, 1/06/12	1,710	1,710,000
Cordis Mills LLC., AMT (Fannie Mae Insurance, Fannie Mae Liquidity Facility), 0.12%, 1/06/12	9,100	9,100,000
Edgewood Retirement (Bank of America NA LOC), 0.08%, 1/06/12	4,680	4,680,000
ISO New England Inc. (TD Bank NA LOC), 0.07%, 1/06/12	6,015	6,015,000
Massachusetts Development Finance Agency, Refunding RB, VRDN (a):
Fessenden School (JPMorgan Chase Bank LOC), 0.09%, 1/06/12	2,890	2,890,000
Groton School (US Bank NA SBPA), 0.08%, 1/06/12	3,415	3,415,000
You Inc. (BankNorth NA LOC), 0.09%, 1/06/12	8,230	8,230,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN (a):
Children’s Hospital, Series N-4 (JPMorgan Chase Bank LOC), 0.05%, 1/03/12	5,000	5,000,000
Wellesley College, Series G, 0.04%, 1/03/12	1,425	1,425,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (a):
AFC Cable System Inc. Issue (Bank of America NA LOC), 1.51%, 1/06/12	$870	$870,000
Development, Garlock Printing Corp. (Fleet National Bank LOC), 1.51%, 1/06/12	405	405,000
Gem Group Inc. Issue (Bank of American NA LOC), 1.51%, 1/06/12	1,050	1,050,000
Massachusetts Industrial Finance Agency, RB, VRDN, Multi-Mode Development, 225 Bodwell Project, AMT (JPMorgan Chase Bank LOC), 0.94%, 1/06/12 (a)	4,000	4,000,000
Massachusetts School Building Authority, RB, VRDN (a)(b)(c):
PUTTERS, Series 1197 (JPMorgan Chase Bank SBPA), 0.12%, 1/06/12	7,110	7,110,000
ROCS, Series II-R-10411, (Citibank NA SBPA), (AGM), 0.10%, 1/06/12	3,400	3,400,000
Massachusetts State Development Finance Agency, RB, New England Deaconess, Series B (Manufacturers & Traders LOC), 0.12%, 1/06/12 (a)	4,000	4,000,000
Massachusetts State Water Pollution Abatement, RB, ROCS, VRDN, Series II-R-11537PB (PB Capital Corp. SBPA), 0.30%, 1/06/12 (a)	12,325	12,325,000
Massachusetts Water Resources Authority, GO, Refunding RB, VRDN, Series 2008-C-2 (Barclays Bank PLC SBPA), 0.08%, 1/06/12 (a)(b)(c)	10,585	10,585,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (Citibank NA SBPA), 0.10%, 1/06/12	7,495	7,495,000
Metropolitan Boston Transit Parking Corp., Wells Fargo Stage Trust, RB, FLOATS, VRDN Certificates, Series 77- C (Wells Fargo Bank NA SBPA), 0.11%, 1/06/12 (a)(b)(c)	11,900	11,900,000
Town of Easton, GO, BAN, 1.50%, 8/24/12	4,465	4,495,917
University of Massachusetts Building Authority, Refunding RB, VRDN (a):
7 Month Window Senior Series 2 (State Guaranteed), 0.19%, 7/30/12	2,980	2,980,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	1

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
University of Massachusetts Building Authority, Refunding RB, VRDN (a) (concluded):
Senior Series 1 (Wells Fargo Bank NA SBPA), 0.04%, 1/06/12	$5,955	$5,955,000
		152,257,272
Puerto Rico — 0.6%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2, (JPMorgan Chase Bank SBPA), (AGM), 0.07%, 1/06/12 (a)	900	900,000
Total Investments (Cost - $153,157,272*) – 99.8%		153,157,272
Other Assets Less Liabilities – 0.2%		311,936
Net Assets – 100.0%		$153,469,208

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds: [1]	—	$153,157,272	—	$153,157,272

[1]	See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	2

Schedule of Investments December 31, 2011 (Unaudited)	BIF Michigan Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value
Michigan — 99.4%
Berrien County EDC Michigan, EDRB, VRDN, Arlington Corp. Project, AMT (Bank One NA LOC), 0.35%, 1/06/12	$1,280	$1,280,000
Chelsea EDC Michigan, Refunding RB, VRDN, Silver Maples Obligor (Comerica Bank LOC), 0.11%, 1/06/12	3,175	3,175,000
City of Rockford Michigan, RB, VRDN, Limited Obligation, Alloy Exchange Project, AMT (Bank One NA LOC), 0.35%, 1/06/12	900	900,000
Green Lake Township EDC Michigan, Refunding RB, VRDN, Interlochen Center Project (Harris NA LOC), 0.06%, 1/03/12	1,700	1,700,000
Holt Public Schools, GO, Refunding RB, VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen SBPA), 0.20%, 1/06/12	4,615	4,615,000
Lakeview School District Michigan, GO, VRDN, School Building & Site, Series B (Q-SBLF Insurance, Landesbank Hessen-Thuringen SBPA), 0.20%, 1/06/12	2,500	2,500,000
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo Bank NA Liquidity Facility), 0.11%, 1/06/12 (b)(c)	2,995	2,995,000
Macomb County EDC, RB, VRDN, Aim Plastics Inc. Project, AMT (Comerica Bank LOC), 0.20%, 1/06/12	855	855,000
Marquette County EDC Michigan, RB, VRDN, Pioneer Labs Inc. Project, Series A, AMT (JPMorgan Chase Bank LOC), 0.39%, 1/06/12	225	225,000
Michigan Finance Authority, RB, VRDN, Unemployment Obligation Assessment, (US Bank NA LOC), 0.24%, 1/06/12	1,000	1,000,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC), 0.13%, 1/06/12 (b)(c)	9,200	9,200,000
Michigan State HDA, HRB, VRDN, Berrien Woods III, Series A, AMT (Citibank NA LOC), 0.13%, 1/06/12	4,795	4,795,000
Michigan State HDA, Refunding RB, VRDN, Series F, AMT (Bank of Nova Scotia SBPA), 0.12%, 1/06/12	5,000	5,000,000
Michigan Strategic Fund, RB, VRDN:
Air Products & Chemicals Inc., 0.05%, 1/03/12	6,000	6,000,000

Municipal Bonds (a)	Par (000)	Value
Michigan (concluded)
Michigan Strategic Fund, RB, VRDN (concluded):
Alphi Manufacturing Inc. Project AMT (Standard Federal Bank LOC), 1.50%, 1/06/12	$600	$600,000
C&M Manufacturing Corp. Inc. Project, AMT (Bank One Michigan LOC), 0.35%, 1/06/12	1,185	1,185,000
Golden Keys Development LLC Project, AMT (Bank One NA LOC), 0.16%, 1/06/12	1,175	1,175,000
Lanse Warden Election Co. LLC Project (Bank of NY Mellon LOC), 0.54%, 1/06/12	3,215	3,215,000
Merrill Tool Holding Co. Project, Series A, AMT (Lasalle Bank NA LOC), 0.21%, 1/06/12	675	675,000
Riverwalk Properties LLC Project AMT (Comerica Bank LOC), 0.20%, 1/06/12	1,500	1,500,000
Vector Investments Project AMT (Bank of America NA LOC), 0.39%, 1/06/12	900	900,000
Oakland County EDC Michigan, RB, VRDN, Schain Mold & Engineering, AMT (Bank One Michigan LOC), 0.35%, 1/06/12	1,700	1,700,000
Oakland County EDC Michigan, Refunding RB, VRDN, Pratt & Miller Engineering, AMT (Lasalle Bank NA LOC), 0.40%, 1/06/12	2,200	2,200,000
University of Michigan, RB, VRDN, General Purpose, 0.06%, 1/06/12	1,000	1,000,000
		58,390,000
Total Investments
(Cost - $58,390,000*) – 99.4%		58,390,000
Other Assets Less Liabilities – 0.6%		365,156
Net Assets – 100.0%		$58,755,156

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	1

Schedule of Investments (concluded)	BIF Michigan Municipal Money Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
EDRB	Economic Development Revenue Bonds
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
LOC	Letter of Credit
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Municipal Bonds[1]	—	$58,390,000	—	$58,390,000

[1]	See the above Schedule of Investments for values in the state.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	2

Schedule of Investments December 31, 2011 (Unaudited)	BIF New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 88.9%
Borough of Butler New Jersey, GO, BAN, 1.25%, 8/24/12	$1,200	$1,204,726
Borough of Elmwood Park New Jersey, GO, BAN, 1.00%, 8/10/12	5,400	5,411,797
Borough of Florham Park New Jersey, GO, Refunding, BAN, 1.00%, 1/26/12	7,400	7,402,503
Borough of Fort Lee New Jersey, GO BAN, 1.00%, 8/16/12	4,900	4,910,993
Borough of Glen Rock New Jersey, GO, BAN, 1.00%, 1/20/12	7,500	7,501,541
Borough of Hopatcong New Jersey, GO, BAN, BAN, 1.25%, 8/03/12	1,500	1,505,390
Borough of Kenilworth New Jersey, GO, BAN, 1.00%, 12/14/12	500	501,707
Borough of Madison New Jersey, GO, BAN, 1.00%, 1/20/12	7,233	7,234,968
Borough of New Providence New Jersey, GO, BAN, 1.00%, 1/27/12	2,600	2,600,888
Borough of Ringwood New Jersey, GO, BAN, 1.00%, 11/02/12	3,835	3,846,877
Camden County Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.14%, 1/06/12 (a)	1,840	1,840,000
City of North Wildwood New Jersey, BAN, GO, 1.25%, 12/07/12	7,240	7,264,151
City of Ocean City New Jersey, GO, BAN:
1.25%, 3/09/12	3,400	3,401,995
Series B, 1.25%, 6/22/12	7,200	7,219,124
County of Burlington Bridge Commission, RB, Solid Waste Project, 2.00%, 10/10/12	800	809,482
Essex County Improvement Authority, RB, VRDN, ACES, Pooled Governmental Loan Program (Wells Fargo Bank NA LOC), 0.04%, 1/06/12 (a)	1,400	1,400,000
JP Morgan Chase PUTTER/DRIVERS Trust, RB, VRDN, Series 3871, 0.07%, 1/03/12 (a)(b)(c)	15,800	15,800,000
Lower Township Municipal Utilities Authority, RB, Project Note, Series B, 2.00%, 9/21/12	6,000	6,062,875
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A, 0.08%, 1/06/12	3,000	3,000,000
Geriatric Service Housing Corp. Project, 0.40%, 1/06/12	7,775	7,775,000
Green Hill Project (Valley National Bank LOC), 0.40%, 1/06/12	14,275	14,275,000
Jewish Community Housing Corp. (Valley National Bank LOC), 0.40%, 1/06/12	6,345	6,345,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, VRDN, AMT (Wells Fargo Bank NA LOC) (a):
MZR Real Estate LP Project, 0.24%, 1/06/12	$6,130	$6,130,000
PB Tower & Metro Project, Series A, 0.24%, 1/06/12	3,125	3,125,000
PB Tower & Metro Project, Series B, 0.24%, 1/06/12	1,825	1,825,000
Urban League Project, 0.14%, 1/06/12	2,110	2,110,000
New Jersey EDA, Refunding RB, VRDN (Wells Fargo Bank NA LOC) (a):
Blair Academy Project, 0.04%, 1/06/12	7,090	7,090,000
Jewish Community Metro West, 0.19%, 1/06/12	5,400	5,400,000
New Jersey Educational Facilities Authority, Refunding RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.09%, 1/06/12 (a)	6,765	6,765,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Christian Health Care Center (Valley National Bank LOC), 0.40%, 1/06/12	4,700	4,700,000
Meridian-IV,(Wells Fargo Bank NA LOC), (AGC), 0.04%, 1/06/12	6,375	6,375,000
Recovery Management System Inc. (TD Bank NA LOC), 0.09%, 1/06/12	9,100	9,100,000
RWJ Health Care Corp, 0.08%, 1/06/12	5,200	5,200,000
Series A-4 (TD Bank NA LOC), 0.09%, 1/06/12	11,325	11,325,000
New Jersey State Educational Facilities Authority, JP Morgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 3922 (JPMorgan Chase Bank Liquidity Facility), 0.10%, 1/06/12 (a)(b)(c)	2,165	2,165,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC) (a)(b)(c):
Series L-35, 0.13%, 1/06/12	25,245	25,245,000
Series L-36, 0.13%, 1/06/12	19,300	19,300,000
New Jersey Transportation Trust Fund Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-447 (Deutsche Bank AG Liquidity Facility), 0.26%, 1/06/12 (a)(b)(c)	41,335	41,335,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	1

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-31 (State Street Bank & Trust Co. Liquidity Facility), 0.10%, 1/06/12 (a)(b)(c)	$26,500	$26,500,000
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, FLOATS, VRDN, Series 2959 (Morgan Stanley Bank Liquidity Facility), 0.21%, 1/06/12 (a)(b)(c)	23,965	23,965,000
Town of Kearny New Jersey, GO, BAN, 1.25%, 6/28/12	9,700	9,715,446
Township of Burlington New Jersey, GO, BAN, 1.25%, 3/23/12	2,400	2,403,338
Township of Clark New Jersey, GO, BAN, 1.25%, 3/23/12	1,100	1,101,277
Township of Fairfield New Jersey, GO, BAN, 1.25%, 2/22/12	700	700,313
Township of Livingston New Jersey, GO, BAN, 1.25%, 7/06/12	1,100	1,103,440
Township of Neptune New Jersey, GO, BAN, 1.25%, 9/14/12	4,200	4,212,070
Township of Randolph New Jersey, GO, BAN, 1.00%, 3/28/12	4,900	4,907,259
Township of Robbinsville New Jersey, GO, BAN, 1.00%, 1/11/12	7,400	7,400,627
		356,512,787
New York — 10.6%
Port Authority of New York & New Jersey, JP Morgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT (JPMorgan Chase Bank Liquidity Facility) (a)(b)(c):
Series 3176, 0.16%, 1/06/12	27,860	27,860,000
Series 3193, 0.16%, 1/06/12	12,995	12,995,000
Port Authority of New York & New Jersey, Refunding RB, VRDN, Series 766 (Morgan Stanley Bank SBPA), (AGM), 0.17%, 1/06/12 (a)	1,500	1,500,000
		42,355,000
Total Investments (Cost - $398,867,787*) – 99.5%		398,867,787
Other Assets Less Liabilities – 0.5%		2,028,187
Net Assets – 100.0%		$400,895,974

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	2

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$398,867,787	—	$398,867,787

[1]	See above Schedule of Investments for values in each state.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	3

Schedule of Investments December 31, 2011 (Unaudited)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 98.0%
Albany Industrial Development Agency, RB, VRDN, Albany Medical Center Hospital, Series C (Bank of America NA LOC), 0.18%, 1/06/12 (a)	$1,715	$1,715,000
Babylon Union Free School District, GO, TAN, 1.00%, 6/22/12	7,500	7,521,414
Beekmantown Central School District, GO, BAN, 1.25%, 7/06/12	5,331	5,343,740
Bronxville Union Free School District, GO, BAN, 1.25%, 9/21/12	4,275	4,300,360
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC), 0.08%, 1/06/12 (a)	9,760	9,760,000
City of Mount Vernon New York, GO:
BAN, 1.25%, 7/13/12	7,160	7,184,761
Series B, 1.50%, 7/13/12	4,905	4,928,471
City of New York, New York, GO, Refunding, VRDN, Sub-Series C-2 (Bayerische Landesbank LOC), 0.30%, 1/06/12 (a)	7,615	7,615,000
City of New York, New York, GO, VRDN (a):
JPMorgan Chase PUTTERS/DRIVERS Trust, DRIVERS, Series 3282, (JPMorgan SBPA) 0.10%, 1/06/12 (b)(c)	3,325	3,325,000
Series F-4 (Landesbank Hessen- Thuringen LOC), 0.17%, 1/06/12	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.30%, 1/06/12	12,475	12,475,000
Sub-Series F-3 (Sumitomu Mitsui Banking SPBA), 0.08%, 1/06/12	29,000	29,000,000
Sub-Series L-3 (Bank of America NA SBPA), 0.11%, 1/03/12	1,330	1,330,000
City of New York, New York, TECP:
0.17%, 1/20/12	2,400	2,400,000
0.17%, 2/28/12	7,000	7,000,000
Clarence Central School District, GO, BAN, 1.25%, 6/14/12	3,710	3,721,780
Cohoes Industrial Development Agency, RB, VRDN, Eddy Village Project, (Bank of America NA LOC) 0.08%, 1/06/12 (a)	21,335	21,335,000
County of Clinton New York, GO, Refunding, BAN, 1.25%, 7/13/12	5,185	5,202,924
County of Putnam New York, GO, TAN, 1.50%, 10/29/12	6,405	6,466,552
East Rockaway Union Free School District, GO, Refunding, TAN, 1.25%, 6/27/12	1,620	1,625,948
East Williston Union Free School District, GO, Refunding, TAN, 1.25%, 6/28/12	4,500	4,518,901
Evans-Brant Central School District, GO, BAN, 1.25%, 6/29/12	4,260	4,271,555

Municipal Bonds	Par (000)	Value
New York (continued)
Greece Central School District, GO, 1.25%, 12/27/12	$4,285	$4,313,716
Hicksville New York Union Free School District, GO, TAN, 1.25%, 6/26/12	3,700	3,715,357
Honeoye Falls-Lima Central School District, GO, BAN, 1.25%, 9/27/12	5,000	5,029,591
Islip Union Free School District No 1, GO, TAN, 1.25%, 6/22/12	15,730	15,791,435
Long Island Power Authority, RB, TECP, Series CP-1 (JPMorgan Chase Bank LOC), 0.11%, 1/10/12	30,000	30,000,000
Lynbrook Union Free School District, GO, TAN, 1.25%, 6/22/12	4,040	4,054,425
Metropolitan Transportation Authority, TECP (Barclays LOC):
0.17%, 1/19/12	19,300	19,300,000
0.14%, 2/01/12	13,500	13,500,000
Metropolitan Transportation Authority, RB, VRDN, Series A-1 (Morgan Stanley Bank LOC), 0.08%, 1/06/12 (a)	11,065	11,065,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-2 (Bank of Tokyo LOC), 0.05%, 1/06/12 (a)	9,430	9,430,000
Monroe County Industrial Development Agency, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders LOC), 0.20%, 1/06/12 (a)(b)	6,765	6,765,000
Nassau County Industrial Development Agency, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae), 0.25%, 1/06/12 (a)	13,250	13,250,000
New York City Housing Development Corp., MRB, VRDN, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.11%, 1/06/12 (a)	4,255	4,255,000
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac), 0.09%, 1/06/12	10,900	10,900,000
Brittany Development, Series A, AMT (Fannie Mae), 0.09%, 1/06/12	24,830	24,830,000
Elliott Chelsea Development, Series A (Citibank NA LOC), 0.10%, 1/06/12	4,100	4,100,000
Lyric Development, Series A, AMT (Fannie Mae), 0.09%, 1/06/12	12,765	12,765,000
Series A, AMT (Fannie Mae), 0.09%, 1/06/12	23,800	23,800,000
Sierra Development, Series A, AMT (Fannie Mae), 0.09%, 1/06/12	14,065	14,065,000
W. 43rd Street Development, Series A, AMT (Fannie Mae), 0.09%, 1/06/12	19,400	19,400,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	1

Schedule of Investments (continued)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Housing Development Corp., Refunding RB, VRDN (a):
M/F, The Crest, Series A (Landesbank Hessen-Thuringen LOC), 0.38%, 1/06/12	$2,700	$2,700,000
ROCS, Series II-R-11699, AMT (Citibank NA SBPA), 0.16%, 1/06/12 (b)(c)	6,350	6,350,000
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT (Citibank NA LOC), 0.09%, 1/06/12	14,000	14,000,000
Heart Share Human Services, Series A (HSBC Bank USA NA LOC), 0.09%, 1/06/12	3,360	3,360,000
New York City Industrial Development Agency, Refunding RB, VRDN, Brooklyn Heights (TD Bank NA LOC), 0.09%, 1/06/12 (a)	5,510	5,510,000
New York City Municipal Water Finance Authority, RB, VRDN (a):
2nd General Resolution, Series DD-2 (Bank of New York SBPA), 0.02%, 1/03/12	1,000	1,000,000
Eagle Tax-Exempt Trust, Series 2009-0046, Class A (Citibank NA SBPA), 0.10%, 1/06/12 (b)(c)	18,000	18,000,000
General Resolution, Sub-Series F-1 (Bank of America NA SBPA), 0.11%, 1/03/12	5,125	5,125,000
PUTTERS, Series 2559 (JPMorgan Chase Bank SBPA), 0.10%, 1/06/12	1,775	1,775,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.10%, 1/06/12 (a)(b)(c)	11,000	11,000,000
New York City Transitional Finance Authority, RB, VRDN (a):
Future Tax Secured, Series C (Barclays Bank Plc SPBA), 0.07%, 1/03/12	3,500	3,500,000
New York City Recovery, Series 3, Sub-Series 3B, 0.02%, 1/03/12	5,620	5,620,000
New York City Recovery, Series 3, Sub-Series 3G (Bank of New York SBPA), 0.06%, 1/06/12	19,540	19,540,000
Sub-Series 2F (Bayerische Landesbank SBPA), 0.11%, 1/03/12	2,350	2,350,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Trust for Cultural Resources, Refunding RB, VRDN, Lincoln Center, Series A-1 (Bank of America NA LOC), 0.08%, 1/03/12 (a)	$10,945	$10,945,000
New York Convention Center Development Corp., Eclipse Funding Trust, RB, VRDN, Series 2006-0004, Solar Eclipse (US Bank NA LOC), 0.09%, 1/06/12 (a)(b)(c)	10,910	10,910,000
New York Mortgage Agency, RB, VRDN (a):
ROCS, Series II-R-11705 AMT (Citibank NA SBPA), 0.16%, 1/06/12 (b)(c)	6,040	6,040,000
ROCS, Series II-R-11707 AMT (Citibank NA SBPA), 0.16%, 1/06/12 (b)(c)	5,055	5,055,000
Series 159 (Bank of America NA SBPA), 0.11%, 1/06/12	13,000	13,000,000
New York Mortgage Agency, Refunding RB, VRDN, ROCS, Series II-R-11701, AMT (Citibank NA SBPA), 0.16%, 1/06/12 (a)(b)(c)	6,335	6,335,000
New York State Dormitory Authority, RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.10%, 1/06/12 (b)(c)	2,300	2,300,000
JPMorgan Chase PUTTERS/DRIVERS Trust, PUTTERS, Series 3280 (JPMorgan Chase & Co. SBPA), 0.10%, 1/06/12 (b)(c)	3,325	3,325,000
Mental Health Services, Sub-Series D-2F (JPMorgan Chase Bank SBPA), 0.06%, 1/06/12	20,180	20,180,000
PUTTERS, Series 1955 (JPMorgan Chase & Co. SBPA), 0.10%, 1/06/12 (b)(c)	5,325	5,325,000
Rochester Friendly Home, (Manufacturers & Traders LOC) 0.06%, 1/06/12	16,450	16,450,000
New York State Dormitory Authority, Refunding RB, VRDN (a):
City University, Consolidated 5th Series C (Bank of America NA LOC), 0.09%, 1/06/12	4,000	4,000,000
Cornell University, Series B (JPMorgan Chase & Co. SBPA), 0.09%, 1/06/12	18,480	18,480,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	2

Schedule of Investments (continued)	BIF New York Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Environmental Facilities Corp., Refunding RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase & Co. SBPA), 0.10%, 1/06/12 (a)(b)(c)	$3,500	$3,500,000

New York State HFA, HRB, VRDN, AMT (a):
363 West 30th Street, Series A (Freddie Mac), 0.09%, 1/06/12	12,150	12,150,000
Gethsemane Apartments, Series A (Fannie Mae), 0.11%, 1/06/12	12,000	12,000,000
Grace Towers, Series A (Freddie Mac), 0.09%, 1/06/12	2,880	2,880,000
Kew Gardens Hills, Series A (Fannie Mae), 0.09%, 1/06/12	5,500	5,500,000
New York State HFA, RB, VRDN (a):
10 Liberty Street (Freddie Mac), 0.07%, 1/06/12	5,000	5,000,000
80 DeKalb Avenue Apartments, Series A AMT (Wachovia Bank NA LOC), 0.10%, 1/06/12	1,290	1,290,000
240 E. 39th Street Housing, AMT, (Fannie Mae) 0.09%, 1/06/12	29,100	29,100,000
360 West 43rd Street, Series A AMT (Fannie Mae), 0.09%, 1/06/12	1,565	1,565,000
1500 Lexington Avenue, Series A AMT (Fannie Mae), 0.07%, 1/06/12	4,400	4,400,000
Avalon Bowery Place II, Series A, AMT (Bank of America NA LOC), 0.18%, 1/06/12	25,000	25,000,000
Housing, 160 West 62nd Street, Series A-1, (Wells Fargo Bank NA LOC), 0.07%, 1/06/12	3,770	3,770,000
West 33rd Street Housing, Series A, AMT (Fannie Mae), 0.09%, 1/06/12	3,400	3,400,000
Worth Street, Series A, AMT (Fannie Mae), 0.09%, 1/06/12	13,600	13,600,000
New York State HFA, Refunding RB, VRDN, Series M-2 (Bank of America NA LOC), 0.10%, 1/06/12 (a)	4,200	4,200,000
New York State Thruway Authority, BAN, Series A, 2.00%, 7/12/12	10,600	10,692,817
North Syracuse Central School District, GO, BAN, 1.25%, 6/22/12	6,635	6,651,687
Onondaga County Industrial Development Agency New York, RB, VRDN, G.A. Braun Inc. Project, AMT (Manufacturers & Traders LOC), 0.20%, 1/06/12 (a)	9,055	9,055,000
Oswego County Industrial Development Agency New York, RB, VRDN, OH Properties Inc. Project, Series A (Manufacturers & Traders LOC), 0.20%, 1/06/12 (a)	1,330	1,330,000

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, Refunding RB, VRDN (a)(b)(c)
FLOATS, Series 766 (AGM), Morgan Stanley Bank SBPA), 0.17%, 1/06/12	$1,750	$1,750,000
FLOATS, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.16%, 1/06/12	14,000	14,000,000
PUTTERS, Series 2945, AMT (JPMorgan Chase & Co. SBPA), 0.16%, 1/06/12	1,665	1,665,000
Rensselaer County Industrial Development Agency New York, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders LOC), 0.15%, 1/06/12 (a)	5,540	5,540,000
Rockland County Industrial Development Agency New York, Refunding RB, VRDN, Dominican College Project, Series A (TD Bank NA LOC), 0.09%, 1/06/12 (a)	8,755	8,755,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Morgan Stanley Bank Liquidity Facility), 0.16%, 1/06/12 (a)(b)(c)	10,800	10,800,000
Town of Webster New York, GO, BAN, 1.25%, 10/04/12	3,000	3,015,914
Town of West Seneca New York, GO, BAN, 1.25%, 10/18/12	7,097	7,139,386
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Sub-Series B-4 (Landesbank Baden- Wurttemberg SBPA), 0.24%, 1/06/12 (a)	9,925	9,925,000
Ulster County New York, GO, BAN, 1.25%, 11/16/12	8,280	8,341,967
Valley Stream Central High School District, GO, TAN, 1.00%, 6/22/12	2,000	2,005,721
Wappingers Central School District, GO, TAN, 1.25%, 7/13/12	4,990	5,005,917
William Floyd Union Free School District of the Mastics-Moriches-Shirley, GO, TAN, 1.25%, 6/28/12	27,200	27,309,600
		892,583,939
Puerto Rico — 0.8%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2 (AGM Insurance, JPMorgan Chase Bank SBPA), 0.07%, 1/06/12	7,000	7,000,000
Total Investments (Cost - $899,583,939*) – 98.8%		899,583,939
Other Assets Less Liabilities – 1.2%		10,824,630
Net Assets – 100.0%		$910,408,569

*	Cost for federal income tax purposes.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	3

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$899,583,939	—	$899,583,939

[1]	See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	4

Schedule of Investments December 31, 2011 (Unaudited)	BIF North Carolina Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 95.7%
Alamance County Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC), 0.24%, 1/06/12 (a)	$900	$900,000
Charlotte-Mecklenburg Hospital Authority, RB, VRDN, Carolinas HealthCare System, Series D (Wells Fargo Bank NA LOC), 0.03%, 1/03/12 (a)	500	500,000
City of Greensboro North Carolina, GO, BAN, Recreational, 1.00%, 2/28/12	1,200	1,201,367
City of Raleigh North Carolina, VRDN (a):
7 Month Window, 0.20%, 7/27/12	2,275	2,275,000
Downtown, Series B (RBC Bank USA SBPA), 0.25%, 1/06/12	1,500	1,500,000
County of Mecklenburg, VRDN, GO, Refunding, 7 Month Window, Series D, 0.20%, 7/27/12 (a)	7,250	7,250,000
County of Sampson North Carolina, Eclipse Funding Trust, COP, Series 2006-0160, Solar Eclipse, (US Bank NA LOC), (AGM) 0.11%, 1/06/12 (a)(b)(c)	2,010	2,010,000
County of Wake North Carolina, GO, VRDN, Series A (RBC Bank USA SBPA), 0.25%, 1/06/12 (a)	1,700	1,700,000
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC), 0.29%, 1/06/12 (a)	805	805,000
Guilford County Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (TD Bank NA LOC), 0.34%, 1/06/12 (a)	2,100	2,100,000
Lee County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, AMT (a):
Arden Corp. Project (Comerica Bank LOC), 0.20%, 1/06/12	2,550	2,550,000
Lee Central LLC Project (Wells Fargo Bank NA LOC), 0.24%, 1/06/12	2,205	2,205,000
North Carolina Agricultural Finance Authority, RB, VRDN, Albemarle Cotton Growers, AMT (Wells Fargo Bank NA LOC), 0.24%, 1/06/12 (a)	1,000	1,000,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.29%, 1/06/12 (a)	1,110	1,110,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Educational Facilities Finance Agency, RB, VRDN (a):
Duke University Project, Series A, 0.02%, 1/06/12	$300	$300,000
Duke University Project, Series B, 0.05%, 1/06/12	1,800	1,800,000
North Carolina HFA, RB, VRDN, AMT (a)(b)(c):
MERLOTS, Series B-12 (Wells Fargo Bank NA SBPA), 0.16%, 1/06/12	465	465,000
ROCS, Series II-R-175 (Citibank NA SBPA), 0.16%, 1/06/12	1,635	1,635,000
North Carolina Medical Care Commission, RB, VRDN (a):
Duke University Hospital, Series B, (Wells Fargo SBPA) 0.06%, 1/06/12	1,465	1,465,000
Moses Cone Health System, Series B (BMO Harris Bank NA SBPA), 0.07%, 1/03/12	975	975,000
North Carolina Medical Care Commission, Refunding RB, VRDN, Wake Forest University, Series D (Bank of America NA LOC), 0.12%, 1/03/12 (a)	285	285,000
Piedmont Triad Airport Authority North Carolina, RB, VRDN, Cessna Aircraft Co. Project, AMT (Bank of America NA LOC), 0.49%, 1/06/12 (a)	215	215,000
University of North Carolina at Chapel Hill, Refunding RB, VRDN, Series B, 0.02%, 1/06/12 (a)	1,805	1,805,000
Vance County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, HH Hunt Manufacturing Facilities LLC Project, AMT (Wells Fargo Bank NA LOC), 0.29%, 1/06/12 (a)	940	940,000
Wilson County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, Supreme/Murphy Truck Project, AMT (Bank One Indiana NA LOC), 0.55%, 1/06/12 (a)(c)	700	700,000
Yancey County Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec Industries Inc. Project, AMT (Branch Banking & Trust LOC), 0.19%, 1/06/12 (a)	2,300	2,300,000
		39,991,367

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	1

Schedule of Investments (concluded)	BIF North Carolina Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 3.4%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2, (JPMorgan Chase Bank SBPA), (AGM), 0.07%, 1/06/12 (a)	$1,400	$1,400,000
Total Investments (Cost - $41,391,367*) – 99.1%		41,391,367
Other Assets Less Liabilities – 0.9%		393,865
Net Assets – 100.0%		$41,785,232

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$41,391,367	—	$41,391,367

[1]	See above Schedule of Investments for values in each state or political subdivision.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	2

Schedule of Investments December 31, 2011 (Unaudited)	BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 91.9%
Allen County, RB, VRDN, Catholic Healthcare, Series C (Bank of Nova Scotia LOC), 0.04%, 1/03/12 (a)	$8,350	$8,350,000
Butler County Ohio, GO, BAN, Various Purpose, 0.50%, 8/02/12	2,705	2,705,000
City of Avon Ohio, GO, BAN:
Series A, 1.00%, 7/03/12	100	100,293
Various Purpose, Series B, 1.00%, 7/19/12	1,795	1,800,911
City of Cleveland Ohio, Refunding RB, VRDN, Series Q (Bank of America NA LOC), 0.11%, 1/06/12 (a)	2,300	2,300,000
City of Columbus Ohio, RB, PUTTERS, VRDN, Series 2456 (JPMorgan Chase Bank Liquidity Facility), 0.10%, 1/06/12 (a)(b)(c)	1,400	1,400,000
City of Independence Ohio, Refunding RB, VRDN, Rockside Spectrum Building (US Bank NA LOC), 0.12%, 1/06/12 (a)	1,295	1,295,000
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial Hospital Project (JPMorgan Chase Bank LOC), 0.13%, 1/06/12 (a)	1,900	1,900,000
City of Marysville Ohio, GO, Wastewater Treatment, 1.13%, 5/31/12	200	200,395
City of North Ridgeville Ohio, GO, BAN, Capital Improvement & Equipment, 1.00%, 4/10/12	1,000	1,000,967
City of Salem Ohio, Refunding RB, VRDN, Improvement, Salem Community Hospital Project (JPMorgan Chase Bank LOC), 0.07%, 1/06/12 (a)	1,200	1,200,000
City of Shaker Heights Ohio, GO, BAN, 2.00%, 5/05/12	1,300	1,305,819
City of Sharonville Ohio, GO, BAN, Various Purpose Improvement, 1.13%, 7/12/12	1,200	1,203,015
City of Strongsville, GO, BAN, Various Purpose, 1.25%, 10/25/12	1,330	1,339,767
City of Strongsville, GO, BAN, Refunding, Library, 1.25%, 10/25/12	700	705,140
Columbus Ohio Regional Airport Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DB-488 (NPFGC) (Deutsche Bank AG Liquidity Facility), 0.26%, 1/06/12 (a)(b)(c)	1,390	1,390,000
County of Butler Ohio, Refunding RB, VRDN, Lifesphere Project (US Bank NA LOC), 0.10%, 1/06/12 (a)	4,800	4,800,000
County of Franklin Ohio, RB, VRDN, Senior, St. George Commons Apartments, AMT (Fannie Mae), 0.11%, 1/06/12 (a)	2,285	2,285,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Montgomery Ohio, RB, VRDN, Citywide Development Corp. Project, AMT (JPMorgan Chase Bank LOC), 0.50%, 1/06/12 (a)	$410	$410,000
County of Trumbull Ohio, Refunding RB, VRDN (a):
Ellwood Engineered AMT (Wells Fargo Bank NA LOC), 0.24%, 1/06/12	3,400	3,400,000
Shepherd (Manufacturers & Traders LOC, Manufacturers & Traders SBPA), 0.10%, 1/06/12	9,460	9,460,000
Cuyahoga County, RB, VRDN, Cleveland Clinic, Sub-Series B1 (Wells Fargo Bank NA SPA), 0.03%, 1/06/12 (a)	2,080	2,080,000
Cuyahoga County Port Authority, RB, VRDN, Euclid Avenue Housing Corp. Project (US Bank NA LOC), 0.10%, 1/03/12 (a)	2,300	2,300,000
Lorain County Port Authority, RB, VRDN, St. Ignatius High School Project (US Bank NA LOC), 0.09%, 1/06/12 (a)	1,390	1,390,000
Lucas County, GO, Various Purpose Improvement, Series 1, 1.00%, 7/19/12	115	115,284
Miami County, GO, BAN, Various Purpose, 1.50%, 6/01/12	950	953,981
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.09%, 1/06/12 (a)	1,100	1,100,000
Ohio HFA, RB, VRDN (a):
ROCS, Series II-R-11575 (Ginnie Mae, Fannie Mae, Freddie Mac) (Citibank NA Liquidity Facility), 0.11%, 1/06/12 (b)(c)	2,935	2,935,000
Series H, AMT (Ginnie Mae, Fannie Mae, Freddie Mac) (Federal Home Loan Bank SBPA), 0.10%, 1/06/12	4,100	4,100,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Series A02, AMT (Ginnie Mae) (Bank of New York SBPA), 0.16%, 1/06/12 (a)(b)(c)	1,120	1,120,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Hospital, Cleveland Clinic, Series B-4, 0.04%, 1/03/12 (a)	5,900	5,900,000
Ohio State Water Development Authority, Refunding RB, VRDN (a):
FirstEnergy Generation Corp., Series A (UBS AG LOC), 0.04%, 1/03/12	4,300	4,300,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	1

Schedule of Investments (continued)	BIF Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio State Water Development Authority, Refunding RB, VRDN (a) (concluded):
FirstEnergy Nuclear Generation Corp. Project, Series B (Wells Fargo Bank NA LOC), 0.05%, 1/03/12	$18,950	$18,950,000
FirstEnergy Nuclear Generation Corp. Project, Series C, 0.05%, 1/03/12	1,300	1,300,000
State of Ohio, GO, Buckeye Savers, Series K, 5.00%, 5/01/12	200	203,105
State of Ohio, GO, VRDN (a):
Common Schools, Series B (State of Ohio Liquidity Facility), 0.06%, 1/06/12	1,900	1,900,000
Infrastructure Improvement, Series B, 0.06%, 1/06/12	1,000	1,000,000
State of Ohio, RB, BAN, Revitalization, 0.35%, 6/01/12	1,100	1,100,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.29%, 1/06/12 (a)	2,700	2,700,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo Bank NA Liquidity Facility), 0.11%, 1/06/12 (a)(b)(c)	2,100	2,100,000
		104,098,677
Puerto Rico — 6.1%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement (a):
Series A-2, (JPMorgan Chase Bank SBPA), (AGM), 0.07%, 1/06/12	2,200	2,200,000
Sub-Series C-5-2 (Barclays Bank PLC LOC), (AGM), 0.05%, 1/06/12	4,700	4,700,000
		6,900,000
Total Investments (Cost - $110,998,677*) – 98.0%		110,998,677
Other Assets Less Liabilities – 2.0%		2,296,127
Net Assets – 100.0%		$113,294,804

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Association
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	2

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds:[1]	—	$110,998,677	—	$110,998,677

[1]	See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	3

Schedule of Investments December 31, 2011 (Unaudited)	BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 95.9%
Allegheny County Hospital Development Authority, RB, UPMC, Series A, 2.00%, 10/15/12	$400	$405,158
Allegheny County Hospital Development Authority, RB, VRDN, University of Pittsburgh Medical Center, Series B-2 (Deutsche Bank AG LOC), 0.12%, 1/06/12 (a)	1,000	1,000,000
Beaver County IDA, Refunding RB, VRDN, FirstEnergy Nuclear, Series B (FirstEnergy Solutions Guaranty Agreement, Citibank NA LOC), 0.09%, 1/06/12 (a)	1,900	1,900,000
Bucks County IDA, RB, VRDN, Grand View Hospital, Series A (TD Bank LOC), 0.08%, 1/06/12 (a)	2,800	2,800,000
Butler County IDA, RB, VRDN, Concordia Lutheran, Series A (JPMorgan Chase Bank NA LOC), 0.10%, 1/06/12 (a)	4,395	4,395,000
Butler County IDA, Refunding RB, VRDN, Concordia Lutheran, Series A (Bank of America LOC), 0.10%, 1/06/12 (a)	600	600,000
Central Bradford Progress Authority, VRDN, Floater CTFS, Series C-14 (Royal Bank of Canada LOC), 0.10%, 1/06/12 (a)(d)	2,400	2,400,000
Chester County IDA, RB, VRDN, AMT (Wells Fargo Bank NA LOC) (a):
Hankin Group, Series A, 0.29%, 1/06/12	1,645	1,645,000
West Vincent Association, Series B, 0.29%, 1/06/12	1,795	1,795,000
City of Philadelphia Pennsylvania, RB, VRDN, 5th Series A-2 (JPMorgan Chase Bank NA LOC, Bank of Nova Scotia LOC), 0.07%, 1/06/12 (a)	2,200	2,200,000
County of Lehigh Pennsylvania, GO, 2.50%, 11/15/12	400	407,596
County of Lehigh Pennsylvania, Refunding RB, VRDN, Lehigh Valley Health Network, Series C (Bank of America NA LOC), 0.09%, 1/03/12 (a)	1,695	1,695,000
Delaware County IDA Pennsylvania, Refunding RB, VRDN, Resource Recovery, Series C (General Electric Capital Corp.), 0.07%, 1/06/12 (a)	40	40,000
Delaware River Port Authority, Refunding RB, VRDN, Series A (JPMorgan Chase Bank NA LOC), 0.08%, 1/06/12 (a)	2,025	2,025,000
Emmaus General Authority, RB, VRDN, Series 89F, Sub-Series F24 (US Bank NA LOC), 0.10%, 1/06/12 (a)	1,100	1,100,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Erie County Housing Authority, RB, VRDN, St. Mary’s Home Erie Project, Series A (Bank of America NA LOC), 0.17%, 1/06/12 (a)	$1,000	$1,000,000
Erie Water Authority, RB, VRDN, (Federal Home Loan Bank LOC) (AGM), (b):
Series 2006D, 2.50%, 6/01/12	1,100	1,109,220
Series C, 2.50%, 6/01/12	1,300	1,310,896
Lancaster County Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (M&T Bank NA LOC), 0.15%, 1/06/12 (a)	2,695	2,695,000
Lancaster County Hospital Authority, Refunding RB, VRDN, Masonic Homes Project, Series D (JPMorgan Chase Bank NA LOC), 0.05%, 1/03/12 (a)	1,465	1,465,000
Montgomery County IDA Pennsylvania, RB, VRDN (a):
Edmund Optical Manufacturing LLC Project, AMT (Wells Fargo Bank NA LOC), 0.29%, 1/06/12	1,050	1,050,000
Girl Scouts of Southeastern Pennsylvania (TD Bank NA LOC), 0.10%, 1/06/12	305	305,000
Independent Support System Project (Wells Fargo Bank NA LOC), 0.24%, 1/06/12	200	200,000
Valley Forge Baptist (Wells Fargo Bank NA LOC), 0.24%, 1/06/12	1,480	1,480,000
Montgomery County IDA Pennsylvania, VRDN, Big Little Association Project, Series A (Wells Fargo Bank NA LOC), 0.29%, 1/06/12 (a)	850	850,000
Northampton County IDA, RB, VRDN, Reale Associate Project, AMT (Wells Fargo Bank NA LOC), 0.24%, 1/06/12 (a)	275	275,000
Pennsylvania Economic Development Financing Authority, RB, VRDN (a):
Evergreen Community Power Facility, AMT (M&T Bank NA LOC), 0.25%, 1/06/12	14,400	14,400,000
Homewood Retirement, Series E (M&T Bank NA LOC), 0.17%, 1/06/12	1,100	1,100,000
Merck & Co., Inc., West Point Project, AMT (Merck & Co. Corporate Guaranty), 0.15%, 1/06/12	12,200	12,200,000
Penn Waste Inc. Project, AMT (M&T Bank NA LOC), 0.20%, 1/06/12	2,645	2,645,000
Westrum Harleysville II Project, AMT (Federal Home Loan Bank LOC), 0.12%, 1/06/12	2,740	2,740,000

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	1

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, VRDN, Sunoco Inc. Project, Series B (JPMorgan Chase Bank NA LOC), 0.06%, 1/06/12 (a)	$1,300	$1,300,000
Pennsylvania HFA, RB, VRDN, S/F Mortgage, Series 87C, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.09%, 1/06/12 (a)	2,800	2,800,000
Pennsylvania HFA, JP Morgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 3297, AMT (JPMorgan Chase Bank NA SBPA), 0.19%, 1/06/12 (a)(c)(d)	445	445,000
Pennsylvania Higher Educational Facilities Authority, RB, Bryn Mawr College, Mandatory Put Bonds, 0.43%, 2/02/12 (b)	2,205	2,205,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN (a):
Gwynedd-Mercy College, Series P1 (TD Bank NA LOC, TD Bank NA SBPA), 0.09%, 1/06/12	1,650	1,650,000
Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.07%, 1/06/12	500	500,000
Pennsylvania Turnpike Commission, RB, Series D, 0.15%, 12/01/12 (b)	2,230	2,230,000
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Chester/Philadelphia, Jefferson Health System, Series B, 2.50%, 5/15/12	100	100,748
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, VRDN, Children’s Hospital Project, Series B (JPMorgan Chase Bank NA SBPA), 0.05%, 1/03/12 (a)	1,080	1,080,000
Philadelphia IDA, RB, VRDN (a):
Gift of Life Donor Program Project (TD Bank NA LOC), 0.09%, 1/06/12	425	425,000
Henry H. Ottens Manufacturing Project, AMT (Wells Fargo Bank NA LOC), 0.29%, 1/06/12	390	390,000
Interim House West Project (Wells Fargo Bank NA LOC), 0.24%, 1/06/12	915	915,000
Liberty Lutheran Services Project (Bank of America NA LOC), 0.10%, 1/06/12	2,000	2,000,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Philadelphia IDA, VRDN, Lannett Co., Inc. Project (Wells Fargo Bank NA LOC), 0.29%, 1/06/12 (a)	$425	$425,000
Philadelphia School District, GO, Refunding, VRDN, Series F (Barclay’s Bank LOC), 0.06%, 1/06/12 (a)	5,000	5,000,000
Pittsburgh Water & Sewer Authority, Refunding RB, Sub-Series C-1A, Mandatory Put Bonds (Federal Home Loan Bank LOC), (AGM), 0.45%, 3/01/12 (b)	2,400	2,400,000
Wilkins Area IDA Pennsylvania, Refunding RB, VRDN, Fairview Extended, Series B (Bank of America NA LOC), 0.28%, 1/06/12 (a)	3,615	3,615,000
York County IDA Pennsylvania, RB, VRDN, 495 Leasing Project, AMT (Wells Fargo Bank NA LOC), 0.29%, 1/06/12 (a)	1,285	1,285,000
York County Pennsylvania, GO, TRAN, 1.00%, 4/30/12 (e)	1,000	1,002,330
York General Authority Pennsylvania, RB, VRDN, Strand Capitol Arts Center Project (M&T Bank NA LOC), 0.15%, 1/06/12 (a)	870	870,000
		99,870,948
Puerto Rico — 3.2%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Public Improvement, Series A-2, (JPMorgan Chase Bank NA SBPA), (AGM), 0.07%, 1/06/12 (a)	3,300	3,300,000
Total Investments (Cost - $103,170,948*) – 99.1%		103,170,948
Other Assets Less Liabilities – 0.9%		946,126
Net Assets – 100.0%		$104,117,074

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Variable rate security. Rate shown is as of report date.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	2

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
RBC Capital Markets	$1,002,330	$—

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
DRIVERS	Derivative Inverse Tax-Exempt Receipts
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single Family
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds: [1]	—	$103,170,948	—	$103,170,948

[1]	See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI- STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: February 24, 2012